Hospice Revenue Recognition (Schedule Of Medicare Cap Liability Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 1,165	$ 6,112
2015 measurement period	228	(165)
Payments	(1,158)	(4,782)
Ending Balance December 31,	$ 235	$ 1,165